Right-of-use assets and lease liabilities - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets for long-term operating leases
Beginning balance	$ 8,747,000	$ 11,819,000
Additions	500,000	3,830,000
Modification of operating lease	(3,825,000)	(1,107,000)
Amortization	(3,685,000)	(5,634,000)
Effect of foreign currency exchange differences	217,000	(161,000)
Ending balance	1,954,000	8,747,000
General and administrative expenses for long-term operating lease	3,762,000	6,077,000
Charge recognized in relation to short-term lease	291,000	$ 301,000
Future minimum payments under non-cancellable short-term operating leases in 2020	$ 119,000
Discount rate related to operating lease (as a percent)	5.40%	5.50%
Weighted average remaining lease term (in years)	1 year	2 years
Cash payments in respect of operating lease	$ 3,797,000	$ 5,149,000
Minimum
Right-of-use assets and lease liabilities
Operating lease, term of contract	1 year
Maximum
Right-of-use assets and lease liabilities
Operating lease, term of contract	3 years